Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated losses	$ 618,832	$ 643,322
Stockholders' deficit	$ 125,819	$ 127,150	$ 31,729	$ (93,730)
Percentage of increase in revenue	119.00%	67.00%
Cash and cash equivalents	$ 214,575	$ 219,167